Share-Based Compensation (Multi-Year Performance Plan) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended														9 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Member]	Sep. 30, 2013 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Member]	Feb. 28, 2013 Performance Shares [Member]	Feb. 28, 2013 Excess Return, Above Threshold [Member] Absolute Component [Member]	Feb. 28, 2013 Excess Return, Above Threshold [Member] Absolute Component [Member] Performance Shares [Member]	Feb. 28, 2013 Excess Return, Above Peer Group [Member] Relative Component [Member] Performance Shares [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Maximum [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Minimum [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Performance Shares [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component, Linear Interpolation [Member] Maximum [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component, Linear Interpolation [Member] Minimum [Member]	Feb. 28, 2013 Cumulative Return, Equal to Threshold [Member] Relative Component [Member] Maximum [Member]	Feb. 28, 2013 Cumulative Return, Equal to Threshold [Member] Relative Component [Member] Performance Shares [Member]	Feb. 28, 2013 Cumulative Return, Below Threshold [Member] Relative Component [Member] Performance Shares [Member]	Feb. 28, 2013 Equity Market Capitalization [Member] Performance Shares [Member]	Feb. 28, 2013 Stockholder's Book Equity [Member] Performance Shares [Member]	Sep. 30, 2013 OP Units [Member] Outperformance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Market Capitalization Threshold										4.00%	4.00%									5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Awarded as a Percentage of Maximum														100.00%				50.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold									14.00%	7.00%		18.00%	6.00%		6.00%	0.00%	12.00%
Equity Capitalization, Including Portion Attributable to Noncontrolling Interest, Aggregate Gross Capitalization																					$ 2,100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Shares Committed Annually																					1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Potential Share Commitment																					3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Allocated as a Percentage of Shares Authorized								100.00%
Percentage of Shares Allowable to be Converted, Percentage																						33.30%
Equity-based compensation	$ 0	$ 13,895,000	$ 837,000	$ 1,224,000	$ 225,000	$ 6,100,000	$ 9,800,000